Income Taxes - Summary of Income Tax Benefit and Current Tax Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current tax
Current tax	$ (985,843)		$ 0
Current income tax credit	10,398,039	$ 5,926,350	6,299,286
Total	9,412,196	5,926,350	6,299,286
Deferred tax
Total income tax benefit recognized in the Statement of Comprehensive Income	9,412,196	5,926,350	6,299,286
(b) Current tax receivable
Research and development tax incentive credit receivable	$ 10,398,039	$ 5,926,350	$ 6,299,286